As filed with the Securities and Exchange Commission on May 30, 2008

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21342

               LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND
               ---------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
               Lehman Brothers First Trust Income Opportunity Fund
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (section 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                                                                      MARCH 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund
---------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                  RATING            MARKET VALUE($)(+)
                                                                                  Moody's  S&P
CORPORATE DEBT SECURITIES (149.7%)

AEROSPACE/DEFENSE (2.8%)
      3,705,000  L-3 Communications Corp., Guaranteed Senior Unsecured
                 Subordinated Notes, 7.63%, due 6/15/12                           Ba3     BB+            3,792,994
        165,000  L-3 Communications Corp., Guaranteed Senior Unsecured
                 Subordinated Notes, 6.13%, due 7/15/13                           Ba3     BB+              161,287
        340,000  L-3 Communications Corp., Guaranteed Notes, Ser. B, 6.38%,
                 due 10/15/15                                                     Ba3     BB+              332,350
                                                                                                         ---------
                                                                                                         4,286,631
AIRLINES (1.7%)
      2,897,923  Continental Airlines, Inc., Pass-Through Certificates, 9.80%,
                 due 4/1/21                                                       Ba1     BB+            2,637,110

APPAREL/TEXTILES (1.2%)
      1,810,000  Levi Strauss & Co., Senior Unsubordinated Notes, 9.75%, due
                 1/15/15                                                          B2      B+             1,803,213

AUTO LOANS (6.2%)
        265,000  Ford Motor Credit Co., Senior Unsecured Notes, 9.75%, due
                 9/15/10                                                          B1      B                236,055
      3,130,000  Ford Motor Credit Co., Senior Unsecured Notes, 7.38%, due
                 2/1/11                                                           B1      B              2,609,985
      1,940,000  Ford Motor Credit Co., Senior Unsecured Notes, 7.25%, due
                 10/25/11                                                         B1      B              1,593,563
      1,290,000  Ford Motor Credit Co., Senior Unsecured Notes, 7.80%, due
                 6/1/12                                                           B1      B              1,064,087
      5,265,000  General Motors Acceptance Corp., Senior Unsecured Notes,
                 6.88%, due 9/15/11                                               B1      B+             4,029,641
                                                                                                         ---------
                                                                                                         9,533,331
AUTO PARTS & EQUIPMENT (0.8%)
      1,002,000  Goodyear Tire & Rubber Co., Guaranteed Notes, 8.63%, due
                 12/1/11                                                          Ba3     BB-            1,050,847
        115,000  Goodyear Tire & Rubber Co., Senior Unsecured Notes, 9.00%,
                 due 7/1/15                                                       Ba3     BB-              121,613
                                                                                                         ---------
                                                                                                         1,172,460
BEVERAGE (1.8%)
      1,970,000  Constellation Brands, Inc., Guaranteed Notes, 8.38%, due
                 12/15/14                                                         Ba3     BB-            2,029,100
        720,000  Constellation Brands, Inc., Guaranteed Notes, 7.25%, due
                 9/1/16                                                           Ba3     BB-              700,200
                                                                                                         ---------
                                                                                                         2,729,300
CHEMICALS (4.3%)
      1,680,000  Hexion US Finance Corp., Senior Secured Notes, 9.75%, due
                 11/15/14                                                         B3      B              1,801,800
      1,930,000  MacDermid, Inc., Senior Subordinated Notes, 9.50%,
                 due 4/15/17                                                      Caa1    CCC+           1,727,350(n)
      3,450,000  Momentive Performance Materials, Inc., Guaranteed Notes,
                 10.13%, due 12/1/14                                              B3      B              3,001,500(E)
                                                                                                         ---------
                                                                                                         6,530,650
ELECTRIC - GENERATION (15.1%)
      1,330,000  AES Corp., Senior Secured Notes, 8.75%, due 5/15/13              Ba3     BB+            1,383,200(n)
        510,000  AES Corp., Senior Unsecured Notes, 7.75%, due 10/15/15           B1      BB-              513,825
      1,185,000  AES Corp., Senior Unsecured Notes, 8.00%, due 10/15/17           B1      BB-            1,199,813

See Notes to Schedule of Investments

                                                                                                                      MARCH 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund cont'd
----------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                  RATING            MARKET VALUE($)(+)
                                                                                  Moody's  S&P

      5,415,000  Dynegy-Roseton Danskamme, Pass-Through Certificates, Ser. B,
                 7.67%, due 11/8/16                                               Ba3     B              5,425,180
      5,130,000  Edison Mission Energy, Senior Unsecured Notes, 7.63%, due
                 5/15/27                                                          B1      BB-            4,822,200
      3,700,000  Mirant Americas Generation, Inc., Senior Unsecured Notes,
                 8.30%, due 5/1/11                                                B3      B-             3,774,000
      2,515,000  Mirant Americas Generation, Inc., Senior Unsecured Notes,
                 8.50%, due 10/1/21                                               B3      B-             2,282,362
      3,685,000  NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16            B1      B              3,611,300
                                                                                                        ----------
                                                                                                        23,011,880
ELECTRIC - INTEGRATED (8.4%)
      2,595,000  Energy Future Holdings Corp., Guaranteed Notes, 10.88%,
                 due 11/1/17                                                      B3      B-             2,620,950(n)
     10,420,000  Texas Competitive Electric Holdings Co. LLC, Guaranteed Notes,
                 10.50%, due 11/1/16                                              B3      CCC           10,211,600(n)
                                                                                                        ----------
                                                                                                        12,832,550
ELECTRONICS (4.2%)
      1,640,000  Flextronics Int'l, Ltd., Senior Subordinated Notes, 6.25%, due
                 11/15/14                                                         Ba2     BB-            1,508,800
      2,470,000  Freescale Semiconductor, Inc., Guaranteed Notes, 9.13%, due
                 12/15/14                                                         B2      B-             1,803,100
      1,295,000  NXP BV Funding LLC, Guaranteed Floating Rate Notes, 7.01%,
                 due 4/15/08                                                      Ba3     BB-            1,068,375(u)
      2,275,000  NXP BV Funding LLC, Guaranteed Notes, 7.88%, due 10/15/14        Ba3     BB-            2,081,625
                                                                                                         ---------
                                                                                                         6,461,900
ENERGY-EXPLORATION & PRODUCTION (5.5%)
      3,905,000  Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 9/15/13    Ba3     BB             4,022,150
      1,770,000  Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 1/15/16    Ba3     BB             1,752,300
      1,350,000  Pioneer Natural Resources Co., Senior Unsecured Notes, 6.65%,
                 due 3/15/17                                                      Ba1     BB+            1,277,764
      1,310,000  Southwestern Energy Co., Senior Unsecured Notes, 7.50%, due
                 2/1/18                                                           Ba2     BB+            1,355,850(n)
                                                                                                         ---------
                                                                                                         8,408,064
ENVIRONMENTAL (0.9%)
      1,375,000  Allied Waste North America, Inc., Senior Secured Notes, Ser.
                 B, 7.25%, due 3/15/15                                            B1      BB             1,373,281

FOOD & DRUG RETAILERS (1.3%)
      1,175,000  Rite Aid Corp., Guaranteed Notes, 8.63%, due 3/1/15              Caa1    CCC+             895,938
      1,485,000  Rite Aid Corp., Guaranteed Notes, 9.50%, due 6/15/17             Caa1    CCC+           1,165,725
                                                                                                         ---------
                                                                                                         2,061,663
GAMING (5.1%)
        765,000  Chukchansi Economic Development Authority, Senior Unsecured
                 Notes, 8.00%, due 11/15/13                                       B2      BB-              688,500(n)
      1,025,000  Fontainebleau Las Vegas Holdings LLC, Second Mortgage, 10.25%,
                 due 6/15/15                                                      Caa1    CCC+             722,625(n)
        260,000  Harrah's Operating Co., Inc., Guaranteed Notes, 5.50%, due
                 7/1/10                                                           Caa1    B-               227,500
      1,781,000  Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14      B3      B              1,878,955(n)
      2,105,000  San Pasqual Casino, Notes, 8.00%, due 9/15/13                    B2      BB-            1,962,912(n)

See Notes to Schedule of Investments

                                                                                                                      MARCH 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund cont'd
----------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                  RATING            MARKET VALUE($)(+)
                                                                                  Moody's  S&P

      2,600,000  Shingle Springs Tribal Gaming Authority, Senior Notes, 9.38%,
                 due 6/15/15                                                      B3      B              2,301,000(n)
                                                                                                         ---------
                                                                                                         7,781,492
GAS DISTRIBUTION (13.8%)
      1,380,000  AmeriGas Partners L.P., Senior Notes, 7.13%, due 5/20/16         B1                     1,352,400
      2,315,000  El Paso Natural Gas Co., Senior Unsecured Notes, 8.38%, due
                 6/15/32                                                          Baa3    BB             2,629,122
      1,635,000  Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due
                 6/15/12                                                          B2      B-             1,661,569
      5,700,000  Kinder Morgan, Inc., Senior Unsecured Notes, 6.50%, due 9/1/12   Ba1     BB             5,779,709
      2,285,000  Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due
                 12/15/13                                                         B1      B              2,330,700
        810,000  Sabine Pass L.P., Senior Secured Notes, 7.25%, due 11/30/13      Ba3     BB               781,650
      4,645,000  Sabine Pass L.P., Senior Secured Notes, 7.50%, due 11/30/16      Ba3     BB             4,482,425
      2,025,000  Transcontinental Gas Pipe Line, Senior Unsecured Notes, 7.25%,
                 due 12/1/26                                                      Baa2    BBB-           2,075,625
                                                                                                        ----------
                                                                                                        21,093,200
HEALTH SERVICES (17.8%)
      3,230,000  HCA, Inc., Senior Secured Notes, 9.25%, due 11/15/16             B2      BB-            3,351,125
      6,795,000  HCA, Inc., Senior Secured Notes, 9.63%, due 11/15/16             B2      BB-            7,049,813
      3,220,000  LVB Acquisition Merger, Inc., Guaranteed Notes, 10.38%, due
                 10/15/17                                                         B3      B-             3,340,750(n)
      1,920,000  LVB Acquisition Merger, Inc., Guaranteed Notes, 11.63%, due
                 10/15/17                                                         Caa1    B-             1,920,000(n)
      2,373,881  NMH Holdings, Inc., Senior Unsecured Floating Rate Notes,
                 9.93%, due 6/15/08                                               Caa2    CCC+           2,065,276(n)(u)
      4,115,000  Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27   B1      BB-            3,497,750
      2,175,000  US Oncology, Inc., Guaranteed Notes, 9.00%, due 8/15/12          B2      B-             2,164,125
        520,000  Ventas Realty L.P., Senior Notes, 6.63%, due 10/15/14            Ba1     BBB-             512,200
      2,015,000  Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16          Ba1     BBB-           1,944,475
      1,310,000  Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17          Ba1     BBB-           1,280,525
                                                                                                        ----------
                                                                                                        27,126,039
HOTELS (0.8%)
      1,215,000  Host Hotels & Resorts L.P., Senior Secured Notes, 7.13%, due
                 11/1/13                                                          Ba1     BB             1,190,700

INVESTMENTS & MISC. FINANCIAL SERVICES (2.2%)
      2,675,000  Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13          Caa1    B-             2,514,500
        910,000  Cardtronics, Inc., Senior Subordinated Notes, Ser. B, 9.25%,
                 due 8/15/13                                                      Caa1    B-               855,400(n)
                                                                                                         ---------
                                                                                                         3,369,900
LEISURE (1.1%)
      1,980,000  Royal Caribbean Cruises, Senior Unsecured Notes, 7.50%, due
                 10/15/27                                                         Ba1     BB+            1,679,836

See Notes to Schedule of Investments

                                                                                                                      MARCH 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund cont'd
----------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                  RATING            MARKET VALUE($)(+)
                                                                                  Moody's  S&P

MEDIA - BROADCAST (4.9%)
      4,270,000  CMP Susquehanna Corp., Guaranteed Notes, 9.88%, due 5/15/14      Caa1    CCC            2,946,300
      3,415,000  LIN Television Corp., Guaranteed Notes, 6.50%, due 5/15/13       B1      B+             3,167,412
        675,000  LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due
                 5/15/13                                                          B1      B+               626,063
      1,140,000  Univision Communications, Inc., Guaranteed Notes, 9.75%, due
                 3/15/15                                                          B3      CCC              689,700(n)
                                                                                                         ---------
                                                                                                         7,429,475
MEDIA - CABLE (5.8%)
        550,000  CCH I Holdings LLC, Senior Secured Notes, 11.00%, due 10/1/15    Caa2    CCC              382,250
      4,310,000  DirecTV Holdings LLC, Guaranteed Notes, 8.38%, due 3/15/13       Ba3     BB-            4,369,262
      1,880,000  EchoStar DBS Corp., Guaranteed Notes, 6.38%, due 10/1/11         Ba3     BB-            1,804,800
        185,000  EchoStar DBS Corp., Guaranteed Notes, 7.00%, due 10/1/13         Ba3     BB-              174,363
      2,495,000  Mediacom Broadband LLC, Senior Unsecured Notes, 8.50%, due
                 10/15/15                                                         B3      B-             2,095,800
                                                                                                         ---------
                                                                                                         8,826,475
MEDIA - SERVICES (2.4%)
      1,215,000  Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13           Ba3     BB-            1,154,250
      2,170,000  WMG Acquisition Corp., Senior Subordinated Notes, 7.38%, due
                 4/15/14                                                          B3      B              1,670,900
      1,750,000  WMG Holdings Corp., Guaranteed Notes, Step-Up, 0.00%/9.50%,
                 -%, due 12/15/14                                                 B3      B                910,000(^^)
                                                                                                         ---------
                                                                                                         3,735,150
METALS/MINING EXCLUDING STEEL (6.4%)
      1,670,000  Aleris Int'l, Inc., Guaranteed Notes, 9.00%, due 12/15/14        B3      B-             1,219,100
      2,065,000  Arch Western Finance Corp., Senior Secured Notes, 6.75%, due
                 7/1/13                                                           B1      BB-            2,059,838
        520,000  Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.39%,
                 due 4/1/08                                                       Ba2     BBB-             510,900(u)
        425,000  Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.25%,
                 due 4/1/15                                                       Ba2     BBB-             448,375
      1,500,000  Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.38%,
                 due 4/1/17                                                       Ba2     BBB-           1,591,875
      3,995,000  Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13         B2      B+             3,865,162
                                                                                                         ---------
                                                                                                         9,695,250
NON-FOOD & DRUG RETAILERS (0.4%)
        745,000  Blockbuster, Inc., Guaranteed Notes, 9.00%, due 9/1/12           Caa2    CCC              607,175

PACKAGING (5.2%)
      5,030,000  Ball Corp., Guaranteed Unsecured Notes, 6.88%, due 12/15/12      Ba1     BB+            5,118,025
      1,260,000  Crown Americas LLC, Guaranteed Notes, 7.75%, due 11/15/15        B1      B              1,294,650
      1,830,000  Graham Packaging Co., Inc., Guaranteed Notes, 9.88%, due
                 10/15/14                                                         Caa1    CCC+           1,537,200
                                                                                                         ---------
                                                                                                         7,949,875

See Notes to Schedule of Investments

                                                                                                                      MARCH 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund cont'd
----------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                  RATING            MARKET VALUE($)(+)
                                                                                  Moody's  S&P

PRINTING & PUBLISHING (3.1%)
      2,335,000  Dex Media West LLC, Senior Subordinated Notes, Ser. B, 9.88%,
                 due 8/15/13                                                      B1      BB-            2,031,450
        905,000  Idearc, Inc., Guaranteed Notes, 8.00%, due 11/15/16              B3      BB-              585,988
        855,000  R.H. Donnelley Corp., Senior Unsecured Notes, 6.88%, due
                 1/15/13                                                          B3      B                521,550
      2,335,000  Reader's Digest Association, Inc., Senior Subordinated Notes,
                 9.00%, due 2/15/17                                               Caa1    CCC            1,558,612(n)
                                                                                                         ---------
                                                                                                         4,697,600
RAILROADS (1.3%)
      1,880,000  TFM SA de C.V., Senior Unsubordinated Notes, 9.38%, due 5/1/12   B2                     1,941,100

REAL ESTATE DEV. & MGT. (2.0%)
      1,820,000  American Real Estate Partners L.P., Senior Unsecured Notes,
                 8.13%, due 6/1/12                                                Ba3     BBB-           1,774,500
      1,470,000  American Real Estate Partners L.P., Guaranteed Notes, 7.13%,
                 due 2/15/13                                                      Ba3     BBB-           1,334,025
                                                                                                         ---------
                                                                                                         3,108,525
RESTAURANTS (0.9%)
      1,435,000  NPC Int'l, Inc., Guaranteed Notes, 9.50%, due 5/1/14             Caa1    B-             1,298,675

SOFTWARE/SERVICES (3.9%)
      3,955,000  First Data Corp., Guaranteed Notes, 9.88%, due 9/24/15           B3      B              3,252,988(n)
      2,635,000  Sungard Data Systems, Inc., Guaranteed Notes, 10.25%, due
                 8/15/15                                                          Caa1    B-             2,648,175
                                                                                                         ---------
                                                                                                         5,901,163
STEEL PRODUCERS/PRODUCTS (2.8%)
      1,620,000  Metals U.S.A. Holdings Corp., Senior Unsecured Floating Rate
                 Notes, 10.83%, due 4/1/08                                        Caa1    CCC            1,206,900(u)
      1,365,000  Steel Dynamics, Inc., Senior Notes, 7.38%, due 11/1/12           Ba2     BB+            1,378,650(n)
      2,005,000  Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15         B3      B-             1,764,400
                                                                                                         ---------
                                                                                                         4,349,950
SUPPORT - SERVICES (1.6%)
      2,600,000  Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due
                 2/1/15                                                           B2      B              2,431,000(n)

TELECOM - INTEGRATED/SERVICES (10.8%)
      1,440,000  Dycom Industries, Inc., Guaranteed Notes, 8.13%, due 10/15/15    Ba3     BB-            1,353,600
      2,200,000  Intelsat Bermuda Ltd., Guaranteed Notes, 9.25%, due 6/15/16      B3      BB-            2,216,500
      2,225,000  Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes,
                 8.25%, due 1/15/13                                               B3      BB-            2,241,687
        395,000  Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes,
                 8.63%, due 1/15/15                                               B3      BB-              397,963
      3,215,000  Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%,
                 due 10/31/13                                                     Baa3    BBB-           2,539,850
      2,520,000  Nordic Telephone Co. Holdings, Senior Secured Notes, 8.88%,
                 due 5/1/16                                                       B2      B              2,444,400(n)
      2,960,000  Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12          Ba1     BBB-           3,019,200

See Notes to Schedule of Investments

                                                                                                                      MARCH 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers First Trust Income Opportunity Fund cont'd
----------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                  RATING            MARKET VALUE($)(+)
                                                                                  Moody's  S&P

        600,000  Qwest Corp., Senior Unsecured Notes, 7.50%, due 10/1/14          Ba1     BBB-             585,000
      1,230,000  Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28      Baa3    BBB-             916,350
        760,000  Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16            Ba3     BB               746,700
                                                                                                        ----------
                                                                                                        16,461,250
THEATERS & ENTERTAINMENT (1.3%)
      1,960,000  AMC Entertainment, Inc., Guaranteed Notes, Ser. B, 8.63%, due
                 8/15/12                                                          Ba3     B-             1,979,600

TRANSPORTATION EXCLUDING AIR/RAIL (1.9%)
      1,080,000  ERAC USA Finance Co., Guaranteed Notes, 6.38%, due 10/15/17      Baa2    BBB              964,964(n)
      2,420,000  ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37      Baa2    BBB            1,989,409(n)
                                                                                                         2,954,373
                                                                                                       -----------
                 TOTAL CORPORATE DEBT SECURITIES (COST $238,183,346)                                   228,449,836

NUMBER OF SHARES

SHORT-TERM INVESTMENTS (6.9%)
     10,096,794  Neuberger Berman Prime Money Fund Trust Class                                          10,096,794(#)(OO)(@)
        448,611  Neuberger Berman Securities Lending Quality Fund, LLC                                     444,125(++)

                 TOTAL SHORT-TERM INVESTMENTS (COST $10,553,114)                                        10,540,919

                 TOTAL INVESTMENTS (156.6%) (COST $248,736,460)                                        238,990,755(##)

                 Cash, receivables and other assets, less liabilities (2.4%)                             3,658,637(@@)

                 Money Market Cumulative Preferred Shares [(59.0%)]                                    (90,000,000)
                                                                                                      ------------
                 TOTAL NET ASSETS (100.0%)                                                            $152,649,392


See Notes to Schedule of Investments

                                                      MARCH 31, 2008 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS


(+) Investments in debt securities by Lehman Brothers First Trust Income Opportunity Fund (the "Fund") are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If market quotations are not readily available, securities are valued by methods the Board of Trustees of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Securities with remaining maturities of 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount of premium.

(#)     At cost, which approximates market value.

(##) At March 31, 2008, the cost of investments for U.S. federal income tax purposes was $249,613,717. Gross unrealized appreciation of investments was $1,866,363 and gross unrealized depreciation of investments was $12,489,325, resulting in net unrealized depreciation of $10,622,962, based on cost for U.S. federal income tax purposes.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At March 31, 2008, these securities amounted to approximately $47,744,091 or 31.3% of net assets applicable to common shareholders.

(^^) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2008.

(E)     All or a portion of this security is on loan.

(OO) All or a portion of this security is segregated in connection with obligations for interest rate swap contracts and/or security lending.

(@@) At March 31, 2008, the Fund had outstanding interest rate swap contracts as follows:

                                                                  RATE TYPE
                                                           ------------------------
                                                                      VARIABLE-
SWAP                                                 FIXED-RATE            RATE    ACCRUED NET
COUNTER             NOTIONAL          TERMINATION      PAYMENTS        PAYMENTS        INTEREST      UNREALIZED
PARTY                 AMOUNT                 DATE   MADE BY THE     RECEIVED BY      RECEIVABLE     APPRECIATION          TOTAL
                                                           FUND     THE FUND(1)       (PAYABLE)    (DEPRECIATION)    FAIR VALUE

Citibank, N.A.   $45,000,000     January 28, 2011         2.92%         2.6775%        $(1,213)        $(351,315)    $(352,528)


     (1) 30 day LIBOR (London Interbank Offered Rate) at March 26, 2008.



The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

   o  Level 1 - quoted prices in active markets for identical investments
   o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
   o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

                                                  OTHER
                             INVESTMENTS IN     FINANCIAL
 VALUATION INPUTS              SECURITIES      INSTRUMENTS*

 Level 1 - Quoted Prices      $ 10,540,919                $-

 Level 2 - Other Significant

 Observable Inputs             225,812,726         (351,315)

 Level 3 - Significant
 Unobservable Inputs             2,637,110                 -
                            --------------------------------
 TOTAL                       $ 238,990,755        $(351,315)
                            --------------------------------

*Other financial instruments include swap contracts.

Following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                             OTHER
                                         INVESTMENTS       FINANCIAL
                                        IN SECURITIES     INSTRUMENTS

Balance as OF 12/31/07                   $ 2,971,504           $-

Accrued discounts/premiums                     -                -

Realized gain/loss and change in
unrealized appreciation/depreciation      (304,727)             -*

Net purchases/sales                        (29,667)             -

Net transfers in and/or out of Level 3        -                 -
                                       ------------------------------
BALANCE, AS OF 03/31/08                  $ 2,637,110           $-
                                       ------------------------------
Net change in unrealized
appreciation/depreciation from
investments still held as of 03/31/08    $ (301,635)           $-


*The realized gain/loss earned during the period ended March 31, 2008 for other financial instruments was $0.


In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.



For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers First Trust Income Opportunity Fund


By: /s/ Peter E. Sundman
    -------------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  May 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    ------------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  May 27, 2008


By: /s/ John M. McGovern
    ------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date:  May 27, 2008